Restricted cash and cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Restricted cash and cash and cash equivalents
Restricted cash and cash and cash equivalents

18Restricted cash and cash and cash equivalents

	2023	2024
	RMB’000	RMB’000
Restricted cash	—	1,012

	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	62,320	42,829
Cash on hand	16	7
Total	62,336	42,836

The analysis of bank and cash balances for the purpose of the consolidated statement of cash flows is as follows:

	2023	2024
	RMB’000	RMB’000
Cash and cash equivalents	62,336	42,836

The carrying amounts of the Group’s restricted bank deposit and cash and cash equivalents are denominated in the following currencies:

	2023	2024
	RMB’000	RMB’000
RMB	62,278	42,738
US dollars	47	98
Hong Kong dollars	11	—
	62,336	42,836

Cash at banks earns interest at floating rates based on daily bank deposit rates. The Group’s balances of cash at bank which are denominated in RMB are deposited with banks in the PRC. The conversion of these RMB-denominated balances into foreign currencies and the remittance of funds out of the Mainland China are subject to the rules and regulations of foreign exchange control promulgated by the Government of the PRC.